Schedule of Components of Income Tax Expense (Benefit) (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Federal
Foreign
State and local					19,197	(22,373)
Total current					19,197	(22,373)
Federal					(1,166,562)	(896,468)
Foreign
State and local					(196,494)	(333,141)
Less: valuation allowance					1,363,056	1,229,609
Total deferred
Income tax provision (benefit)					$ 19,197	$ (22,373)